Supplier Concentration	12 Months Ended
Dec. 31, 2013
Supplier Concentration

4. SUPPLIER CONCENTRATION

We have four key suppliers of HVAC/R equipment products. Purchases from these four suppliers comprised 73%, 72% and 71% of all purchases made in 2013, 2012 and 2011, respectively. Our largest supplier, Carrier and its affiliates, accounted for 59%, 57% and 54% of all purchases made in 2013, 2012 and 2011, respectively. See Note 15. Any significant interruption by Carrier or the other key suppliers in the delivery of products could impair our ability to maintain current inventory levels or a termination of a distribution agreement could disrupt the operations of certain subsidiaries and could materially impact our consolidated results of operations and consolidated financial position.